FINANCIAL INSTRUMENTS (Schedule of Classification of Financial Instruments by Fair Value Hierarchy) (Details) - ILS (₪) ₪ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets 'at fair value through profit or loss' (FVTPL)
Marketable securities and derivatives	₪ 137,904	₪ 143,514
Level 1 [Member]
Financial assets 'at fair value through profit or loss' (FVTPL)
Marketable securities and derivatives	137,904	143,514
Level 2 [Member]
Financial assets 'at fair value through profit or loss' (FVTPL)
Marketable securities and derivatives
Level 3 [Member]
Financial assets 'at fair value through profit or loss' (FVTPL)
Marketable securities and derivatives